6. MERGER AGREEMENT PACIFIC ENERGY DEVELOPMENT CORP.	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
MERGER AGREEMENT PACIFIC ENERGY DEVELOPMENT CORP.

NOTE 6 - MERGER AGREEMENT – PACIFIC ENERGY DEVELOPMENT CORP.

On July 27, 2012, the Company completed the transactions contemplated by the January 13, 2012, Agreement and Plan of Reorganization (as amended, the “Merger Agreement”), by and between the Company, Blast Acquisition Corp., a wholly-owned Nevada subsidiary of the Company (“MergerCo”), and Pacific Energy Development Corp., a privately-held Nevada corporation (“PEDCO” or “Pacific Energy Development Corp.”).

Pursuant to the Merger Agreement on July 27, 2012, MergerCo was merged with and into PEDCO, with PEDCO continuing as the surviving entity and becoming a wholly-owned subsidiary of the Company, in a transaction structured to qualify as a tax-free reorganization (the “Merger”). In connection with the Merger, the Company issued former security holders of PEDCO 5,972,421 shares of common stock, 6,538,892 shares of new Series A Preferred Stock, warrants to purchase an aggregate of 373,334 shares of our common stock, warrants to purchase 230,862 shares of our new Series A Preferred Stock, and options to purchase 1,411,667shares of the Company’s common stock.   As the merger was accounted for as a reverse acquisition, these shares have been reflected as the historical equity of the Company as the accounting acquirer in the recapitalization.

Additionally, immediately prior to the Merger becoming effective, the shareholders of the Company approved an Amended and Restated Certificate of Formation and an Amended and Restated Series A Convertible Preferred Stock Designation which upon effectiveness: (i) converted all 2,000,000 outstanding shares of the Company’s Series A Convertible Preferred Stock and the single outstanding share of Series B Preferred Stock into 2,000,001 shares of common stock of the Company on a one to one basis, and immediately thereafter, (ii) effected a one for one hundred and twelve (1:112) reverse stock split rounding up for all fractional shares of the Company’s then outstanding common stock, resulting in the conversion of approximately 159,238,556 shares of preferred and  common stock into 474,291 shares of common stock (the “Reverse Split” and the “Amended and Restated Certificate of Formation”). All share and per share amounts in the consolidated financial statements and footnotes have been retroactively restated for the impact of the reverse split. and the 1-for-3 reverse stock split of our common and Series A preferred stock that was effected on April 23, 2013.

Furthermore, in connection with the Reverse Split and the Amended and Restated Certificate of Formation, the Company changed its name to “PEDEVCO Corp.”, and amended its Certificate of Formation, to effect various changes to its Certificate of Formation, including, but not limited to increasing the Company’s authorized capitalization to 300,000,000 shares of capital stock post-Reverse Split, which includes 200,000,000 shares of common stock, $0.001 par value per share (“Common Stock”); and 100,000,000 authorized shares of Preferred Stock, including 25,000,000 authorized shares of Series A Convertible Preferred Stock, $0.001 par value per share ("New Series A Preferred Stock"), which shares were designated in connection with approval of and filing of the Amended and Restated Certificate of Designations of the Company’s Series A Convertible Preferred Stock, which amended and replaced the prior designation of the Company’s Series A Convertible Preferred Stock (which shares were automatically converted into shares of common stock pursuant to the Amended and Restated Certificate of Formation).

The acquisition was accounted for as a “reverse acquisition,” and Pacific Energy Development Corp. was deemed to be the accounting acquirer in the acquisition. The Company’s assets and liabilities are recorded at their fair value. Pacific Energy Development Corp.'s assets and liabilities are carried forward at their historical costs. The financial statements of Pacific Energy Development Corp. are presented as the continuing accounting entity since it is the acquirer for the purpose of applying purchase accounting. The equity section of the balance sheet and earnings per share of Pacific Energy Development Corp. are retroactively restated to reflect the effect of the exchange ratio established in the Merger Agreement. Goodwill is recorded for the excess of fair value of consideration transferred and fair value of net assets. As a result of the issuance of the shares of common stock pursuant to the Merger Agreement, a change in control of the Company occurred.

The purchase price on the date of acquisition was:

Value of stock issued in acquisition	$4,492,225
Cash advanced from PEDCO prior to merger	507,757
Merger expenses	36,841
Total Purchase Price	$5,036,823

Current assets	978
Fixed assets	112,089
Oil and gas properties	127,088
Current liabilities	(646,787)
Asset retirement obligations assumed	(41,712)
Long-term liabilities	(1,334,836)
(1,783,180)

Goodwill	$6,820,003

Management evaluated the amount of goodwill associated with the transaction following the allocation of fair value to the assets and liabilities acquired and determined that the goodwill should be fully impaired and has reflected the impairment on the statement of operations as of the date of the merger.

Centurion Debt Modifications

In connection with the anticipated Merger, on January 13, 2012, Blast entered into an amendment to note purchase agreement (the “Note Purchase Amendment”), with Centurion Credit Funding LLC (“Centurion”), a secured creditor of Blast, and on May 29, 2012, Blast entered into the Second Amendment to First Tranche Promissory Note and the Second Amendment to the Second Tranche Promissory Note (collectively, the “Second Amendments to the Promissory Notes”) with Centurion. The Note Purchase Amendment and the Second Amendments to the Promissory Notes amended the Note Purchase Agreement, dated February 24, 2011 (the “Note Purchase Agreement”), entered into with Centurion primarily in order (i) to grant consent to the Merger, (ii) to waive, solely with respect to the Company post-Merger, certain loan covenants and restrictions as they relate to the assets of PEDCO and the operations of the Company post-Merger, (iii) to waive Centurion’s right of first refusal to provide additional funding to Blast, and (iv) to provide for the conversion of up to 50% of the loan amounts outstanding to Centurion in the original principal amount of $2,522,111, of which approximately $1,306,078 was owed as of the date of the parties’ entry into the Note Purchase Amendment, into shares of the Company’s common stock at $2.25 per share at the option of Centurion at any time after June 9, 2012, provided that the Company in its sole discretion may waive the 50% conversion limitation. The conversion rights described above are subject to Centurion being prohibited from converting any portion of the outstanding notes which would cause it to beneficially own more than 4.99% of the Company’s then outstanding shares of common stock, subject to Centurion’s right to increase such limit to up to 9.99% of the Company’s outstanding shares with 61 days prior written notice to the Company.

The Promissory Notes issued in connection with the Note Purchase Amendment were amended to provide an extension of the maturity date of such Promissory Notes, which were due February 2, 2012 under the terms of the original notes, to the earlier of (i) thirty (30) days after the termination of the Merger Agreement, if the Merger Agreement s terminated before June 1, 2012, (ii) August 1, 2012, or (iii) the date all obligations and indebtedness under such Promissory Notes are accelerated in accordance with the terms and conditions of such Promissory Notes. Furthermore, commencing February 2, 2012, the interest amount on the Promissory Notes was increased from 10% to 18% per annum, and the new interest rate included both the principal amount and the Exit Fee payable described below. Lastly, the Exit Fee, which is 12% of the repayment amount, was increased by an aggregate of $15,000 for the Promissory Notes and was expensed by Blast at the date of modification.

On August 30, 2012, following the Merger, the Company entered into the Third Amendment to Senior Secured Promissory Notes (First and Second Tranche) with Centurion (the “Third Amendment to the Promissory Notes”), which amended certain provisions of the Senior Secured Promissory Note (First Tranche) and Senior Secured Promissory Note (Second Tranche), each originally dated February 24, 2011 and amended on January 13, 2012 and May 29, 2012 (together, as amended, the “Promissory Notes”). The Promissory Notes were amended to provide an extension of the maturity date which were due as of August 1, 2012, to the earlier of (i) November 30, 2012, or (ii) the date all obligations and indebtedness under such Promissory Notes are accelerated in accordance with the terms and conditions of such Promissory Notes. The Company further agreed to deposit an additional $700,000 as a “repayment deposit” into the Company’s bank account that is subject to a deposit account control agreement (the “DACA”) between the Company and Centurion in order to provide additional security to Centurion with the DACA being revised to provide that Centurion may not have access to such funds until the maturity date of such Promissory Notes, unless a default or event of default has occurred. Additionally, the Third Amendment to the Promissory Notes removed the prior prohibition which limited Centurion to converting the Promissory Notes only once every thirty days.

The Company applied ASC 470-50-40/55 “Debtor’s Accounting for a Modification or Exchange of Debt Instrument” and concluded that the Note Purchase Amendment dated January 13, 2012 constituted a debt extinguishment rather than a debt modification because a significant conversion feature was added to the terms of the note. The conversion feature was contingent on the completion of the Merger. As such, the Company’s Merger with Blast, triggered the contingent conversion feature. As a result, the Company recorded a loss on debt extinguishment of $159,913 during the year ended December 31, 2012, as summarized below.

Loss on Extinguishment:
Estimated fair value of debt after modification	$1,494,749
Less: Carrying value of pre-modification debt	(1,334,836)
Loss on debt extinguishment	$159,913

In connection with the Note Purchase Amendment, the convertible debenture was also analyzed for a beneficial conversion feature after the debt modification at which time it was concluded that a beneficial conversion feature existed. Accordingly, a debt discount was recorded at the date of the modification. See detail summary below for carrying value of debt on the date of the merger.

Post-Modification Debt:
Estimated fair value of debt after modification	$1,494,749
Less: beneficial conversion feature recorded as debt discount	(667,418)
Carrying value at date of Merger	$827,331

On August 31, 2012, Centurion converted $101,250 of principal and accrued interest, into 45,000 shares of the Company’s common stock. In October 2012, Centurion converted $536,250 of principal into 238,334 shares of the Company’s common stock. In November 2012, Centurion converted $392,045 of principal into 174,242 shares of the Company’s common stock. Centurion forgave the principal and interest balance of $169,181 and the balance owed Centurion at December 31, 2012 was paid in full. See detail summary below of loan activity and balance as of December 31, 2012.

Carrying value at merger	$827,331
Accrued interest	75,699
Accretion of beneficial conversion feature recorded as debt discount	667,418
Less: amortization of debt premium	(159,913)
Less: Principal and accrued interest of convertible note converted to common stock	(1,029,545)
Less: Cash payments on principal	(211,809)
Balance of note forgiven by Centurion	(169,181)
Balance at December 31, 2012	$-0-

The Company recorded a gain on debt extinguishment in the amount of $169,181  which was netted against loss on extinguishment in the amount of $159,913 resulting in a net gain of $9,268.

Prior to the Merger, as additional security for the repayment of the First Note and Second Note, and pursuant to a Stock Purchase Agreement, the Company sold Centurion one (1) share of its newly designated Series B Preferred Stock, in consideration for $100, which entitled Centurion to consent to and approve the Company’s or any of its subsidiaries’ entry into any bankruptcy proceeding, consent to the appointment of a receiver, liquidator or trustee or the assignment by the Company or any of its subsidiaries for the benefit of any creditors. The Company assigned no value to this Series B Preferred Share. The one share of the Company’s Series B Preferred Stock was converted on a one-for-one basis into one (1) share of the Company’s pre-Reverse Split common stock in connection with the Merger.

Other Debt Conversions

In connection with the Merger, the Company approved the conversion of certain other outstanding debt obligations of the Company at $6.72 per share. At the time of the Merger these debt obligations included: $335,500 of accrued compensation due to the members of Board of Directors, $6,150 of short term loans from members of the Board of Directors, $225,958 of accrued salaries and vacation pay owed to the Company’s employees for a total amount of $567,608, of which $439,045 were converted at $6.72 per share under debt conversion agreements (“Debt Conversion Agreements”) into approximately 64,453 shares of the Company’s common stock in August and September 2012. Additionally, in May 2012, pursuant to a settlement agreed upon among the Company, Trident Partners Ltd. (“Trident”), and certain principals for Trident, the placement fee owed by the Company to Trident was reduced from $119,990 to $47,960 and Trident agreed to convert the remaining amount due at $6.72 per share into approximately 7,143 shares of the Company’s common stock upon completion of the Merger.